ACCOUNTS AND NOTE RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS AND NOTE RECEIVABLE, NET

4. ACCOUNTS AND NOTE RECEIVABLE, NET

Accounts and note receivable, net consisted of the following:

	As of December 31,
	2024	2025
Accounts and note receivable	$686,597	$878,291
Less: allowance for credit loss	(45,819)	(57,390)
Total	$640,778	$820,901

The Company reversed a credit loss of US$165,288, recorded a credit loss of US$7,952 and recorded a credit loss of US$39,711 for the years ended December 31, 2023, 2024 and 2025, respectively. For the years ended December 31, 2023 and 2024, no amounts were written off against the Company’s allowance for credit losses. For the year ended December 31, 2025, the Company recorded a write-off of the allowance for credit losses in the aggregate amount of US$30,404.